SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Computer software	$ 31,021	$ 34,453	$ 35,801
Less: accumulated amortization	(28,969)	(30,793)	(29,975)
Total	$ 2,052	$ 3,660	$ 5,826